INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision for mine closure and restoration	$ 15,597	$ 7,057
Tax losses carried forward	1,034	5,831
Fair value on acquisitions	1,391	5,689
Non-deductible provisions	32,110	11,235
Non-deductible exchange changes	7,170	(442)
Deferred taxes over non-monetary items	(26,771)	(31,031)
Depreciation	(24,113)	(9,198)
Advance payments	(8,612)	(3,488)
Others	606	(2,018)
Total of deferred tax assets and liabilities	$ (1,588)	$ (16,365)